Financial Instruments (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Nov. 30, 2013	Nov. 30, 2012	Nov. 30, 2011
Effect of derivative instruments designated as cash flow hedges on the consolidated statement of operations
Net Income (Loss) Available to Common Stockholders, Basic	$ (21,211)	$ 17,660	$ 28,297
Foreign exchange contracts | Cash Flow Hedging
Effect of derivative instruments designated as cash flow hedges on the consolidated statement of operations
Gain (Loss) Recognized	1,699	1,313	(1,539)
Tax effect of amount recognized in AOCI (effective portion)	0	288	(632)
Expected period for reclassification of unrealized amounts to earnings	12 months
Foreign exchange contracts | Cash Flow Hedging | Reclassification out of accumulated other comprehensive income
Effect of derivative instruments designated as cash flow hedges on the consolidated statement of operations
Net Income (Loss) Available to Common Stockholders, Basic	$ 1,313	$ (1,539)	$ 697